UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	  Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

Donald A. Yacktman    Buffalo Grove, Illinois    August 6, 2004
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   57

Form 13F Information Table Value Total:   $623970


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103    12741   254569 SH       SOLE                   140000            114569
Americredit Corp.              common           03060R101    55674  2850700 SH       SOLE                  2390000            460700
Anheuser Busch Co.             common           035229103     1479    27390 SH       SOLE                                      27390
Apogent Tech. Inc.             common           03760A101      640    20000 SH       SOLE                                      20000
Bandag, Inc. Cl. A             common           059815308     1186    28500 SH       SOLE                    20000              8500
Berkshire Hath Cl. A           common           084670108    15299      172 SH       SOLE                                        172
Berkshire Hath Cl. B           common           084670207     2485      841 SH       SOLE                                        841
Blair Corp.                    common           092828102     2340    80975 SH       SOLE                    43000             37975
Bristol Myers Squibb           common           110122108    20763   847450 SH       SOLE                   675000            172450
Cadbury Schweppes              common           127209302    10121   288525 SH       SOLE                   190000             98525
Chgo Rivet & Machine           common           168088102      417    15125 SH       SOLE                                      15125
Clorox                         common           189054109    29616   550688 SH       SOLE                   465000             85688
Coca-Cola Co.                  common           191216100    54286  1075405 SH       SOLE                   904000            171405
Electronic Data Syst           common           285661104     9745   508875 SH       SOLE                   417000             91875
Equifax Inc.                   common           294429105     1834    74100 SH       SOLE                                      74100
Ethan Allen Interiors          common           297602104     2004    55800 SH       SOLE                                      55800
Federal Home Loan              common           313400301    24481   386747 SH       SOLE                   272000            114747
Federal Nat'l Mtg.             common           313586109     5120    71750 SH       SOLE                    70000              1750
First Data Corp.               common           319963104    15040   337825 SH       SOLE                   130000            207825
First Health Group             common           320960107    11846   758900 SH       SOLE                   505000            253900
Friedman's, Inc. Cl. A         common           358438109     2795   881800 SH       SOLE                   732500            149300
Gannett Company                common           364730101     1183    13940 SH       SOLE                                      13940
H&R Block                      common           093671105     7909   165875 SH       SOLE                   125000             40875
Henkel KGAA ADR                common           42550U109    32780   420650 SH       SOLE                   360000             60650
Henkel ORD                     common           005002465     7146    91700 SH       SOLE                    91700
Interpublic Group Co.          common           460690100    13732  1000125 SH       SOLE                   883100            117025
Interstate Bakeries            common           46072H108     3512   323700 SH       SOLE                   290000             33700
Johnson & Johnson              common           478160104    10218   183440 SH       SOLE                   120000             63440
Kinder Morgan Inc.             common           49455P101     2318    39100 SH       SOLE                                      39100
Kraft Foods, Inc.              common           50075n104    52326  1651700 SH       SOLE                  1404000            247700
Lancaster Colony Corp.         common           513847103    37685   905025 SH       SOLE                   681000            224025
Leucadia Nat'l Corp.           common           527288104     2430    48900 SH       SOLE                                      48900
Liberty Media Corp. A          common           530718105    70245  7813683 SH       SOLE                  6330000           1483683
Liberty Media Int'l A          common           530719103      671    18080 SH       SOLE                                      18080
Lubrizol Corp.                 common           549271104     1547    42250 SH       SOLE                    40000              2250
MBIA Inc.                      common           55262C100     2635    46125 SH       SOLE                    40000              6125
MGIC Investment                common           552848103     2932    38650 SH       SOLE                    30000              8650
Markel Corp.                   common           570535104     1238     4460 SH       SOLE                                       4460
Masco Corp.                    common           574599106      274     8800 SH       SOLE                                       8800
Merck & Co. Inc.               common           589331107     1463    30800 SH       SOLE                                      30800
Microsoft Corp.                common           594918104     3195   111870 SH       SOLE                   100000             11870
NICOR Inc.                     common           654086107     5512   162275 SH       SOLE                   145000             17275
PepsiCo Inc.                   common           713448108     5733   106410 SH       SOLE                    90000             16410
Pfizer Inc.                    common           717081103     4379   127750 SH       SOLE                   100000             27750
Procter & Gamble Co.           common           742718109     2140    39315 SH       SOLE                                      39315
TJX Co.                        common           872540109     2438   101000 SH       SOLE                                     101000
Time Warner Inc.               common           887317105     1007    57300 SH       SOLE                                      57300
Torchmark Corp.                common           891027104      769    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      478    10500 SH       SOLE                                      10500
Trizec Properties              common           89687P107     9680   595325 SH       SOLE                   531000             64325
Tyco Int'l LTD                 common           902124106    34409  1038300 SH       SOLE                   673000            365300
U.S. Bancorp                   common           902973304     5029   182466 SH       SOLE                   150000             32466
Unilever NV (NEW)              common           904784709    12596   183850 SH       SOLE                   157000             26850
Verizon Commun.                common           92343V104      200     5528 SH       SOLE                                       5528
Wal Mart Stores Inc.           common           931142103      243     4600 SH       SOLE                                       4600
Washington Mutual              common           939322103     1546    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2458     6790 SH       SOLE                                       6790